Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Short-term Debt [Abstract]
Schedule of Short-term Debt [Table Text Block]
Information relating to short-term borrowings at December 31, 2014 and December 31, 2013 is presented below:

	December 31,
	2014		2013
(dollars in thousands)	Amount	Rate	Amount	Rate

At period end	$48,628	0.23%	$45,658	0.28%
Average for the year	$39,326	0.27%	$28,459	0.40%
Maximum month-end balance	$51,956		$45,658